Fair Value of Financial Instruments (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption
The following table sets out the fair values of financial instruments of the Bank using the valuation methods and assumptions described above. The fair values disclosed do not include non-financial
assets, such as property and equipment, investments in associates, precious metals, goodwill and other intangible assets.

	2025		2024
As at October 31 ($ millions)	Total fair value	Total carrying value	Total fair value	Total carrying value
Assets:
Cash and deposits with financial institutions	$65,967	$65,967	$63,860	$63,860
Trading assets	152,223	152,223	129,727	129,727
Securities purchased under resale agreements and securities borrowed	203,008	203,008	200,543	200,543
Derivative financial instruments	46,531	46,531	44,379	44,379
Investment securities – FVOCI and FVTPL	126,226	126,226	123,420	123,420
Investment securities – Amortized cost	23,239	23,722	28,422	29,412
Loans	769,900	771,045	757,825	760,829
Customers’ liability under acceptances	177	177	148	148
Other financial assets	28,128	28,128	22,467	22,467
Liabilities:
Deposits	965,925	966,279	941,290	943,849
Financial instruments designated at fair value through profit or loss	47,165	47,165	36,341	36,341
Acceptances	178	178	149	149
Obligations related to securities sold short	38,104	38,104	35,042	35,042
Derivative financial instruments	56,031	56,031	51,260	51,260
Obligations related to securities sold under repurchase agreements and securities lent	189,144	189,144	190,449	190,449
Subordinated debentures	7,749	7,692	7,814	7,833
Other financial liabilities	56,500	56,529	53,342	53,387

Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis
The following table outlines the fair value hierarchy of instruments carried at fair value on a recurring basis and of instruments not carried at fair value.

	2025				2024
As at October 31 ($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$5,156	$–	$5,156	$–	$2,540	$–	$2,540
Trading assets
Loans	–	8,486	1	8,487	–	7,649	–	7,649
Canadian federal government and government guaranteed debt	13,838	1,963	–	15,801	11,229	3,742	–	14,971
Canadian provincial and municipal debt	8,374	3,336	–	11,710	6,228	2,185	–	8,413
U.S. treasury and other U.S. agencies’ debt	9,132	–	–	9,132	15,050	–	–	15,050
Other foreign governments’ debt	1,837	8,451	–	10,288	422	9,932	–	10,354
Corporate and other debt	3,523	6,593	–	10,116	4,940	6,990	4	11,934
Equity securities	83,412	373	12	83,797	59,081	88	21	59,190
Other	–	2,892	–	2,892	–	2,166	–	2,166
	$120,116	$32,094	$13	$152,223	$96,950	$32,752	$25	$129,727
Investment securities (2)
Canadian federal government and government guaranteed debt	$15,143	$7,967	$–	$23,110	$12,739	$8,801	$–	$21,540
Canadian provincial and municipal debt	16,293	4,550	–	20,843	12,823	4,702	–	17,525
U.S. treasury and other U.S. agencies’ debt	42,300	6,736	–	49,036	39,999	6,377	–	46,376
Other foreign governments’ debt	7,099	20,627	–	27,726	3,940	25,346	–	29,286
Corporate and other debt	116	2,892	32	3,040	133	3,359	35	3,527
Equity securities	96	329	2,046	2,471	2,983	317	1,866	5,166
	$81,047	$43,101	$2,078	$126,226	$72,617	$48,902	$1,901	$123,420
Derivative financial instruments
Interest rate contracts	$–	$9,804	$3	$9,807	$–	$11,584	$–	$11,584
Foreign exchange and gold contracts	–	26,411	1	26,412	–	26,004	–	26,004
Equity contracts	816	6,452	161	7,429	150	4,313	44	4,507
Credit contracts	–	269	4	273	–	180	2	182
Commodity contracts	–	2,594	16	2,610	–	2,095	7	2,102
	$816	$45,530	$185	$46,531	$150	$44,176	$53	$44,379
Liabilities:
Deposits (3)	$–	$335	$–	$335	$–	$193	$–	$193
Financial liabilities designated at fair value through profit or loss	–	47,165	–	47,165	–	36,341	–	36,341
Obligations related to securities sold short	34,864	3,240	–	38,104	30,721	4,319	2	35,042

Derivative financial instruments
Interest rate contracts	–	17,181	8	17,189	–	17,895	13	17,908
Foreign exchange and gold contracts	–	25,793	–	25,793	–	25,900	–	25,900
Equity contracts	783	9,288	43	10,114	139	4,687	19	4,845
Credit contracts	–	24	2	26	–	46	1	47
Commodity contracts	–	2,897	12	2,909	–	2,550	10	2,560
	$783	$55,183	$65	$56,031	$139	$51,078	$43	$51,260

Instruments not carried at fair value (4) :
Assets:
Investment securities – amortized cost	$1,548	$21,691	$–	$23,239	$1,127	$27,295	$–	$28,422
Loans (5)	–	–	400,574	400,574	–	–	399,139	399,139

Liabilities:
Deposits (5)	–	392,222	–	392,222	–	411,838	–	411,838
Subordinated debentures	7,345	404	–	7,749	–	7,814	–	7,814
Other liabilities	–	22,098	486	22,584	–	21,563	499	22,062

(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
(2)	Excludes debt investment securities measured at amortized cost of $23,722 (October 31, 2024 – $29,412).
(3)	These amounts represent embedded derivatives bifurcated from structured note liabilities measured at amortized cost.
(4)	Represents the fair value of financial assets and liabilities where the carrying amount is not a reasonable approximation of fair value.
(5)	Represents fixed rate instruments.

Summary of Changes in Level 3 Instruments Carried at Fair Value
The following table summarizes the changes in Level 3 instruments carried at fair value for the year ended October 31, 2025.
All positive balances represent assets and negative balances represent liabilities. Consequently, positive amounts indicate purchases of assets or settlements of liabilities and negative amounts indicate sales of assets or issuances of liabilities.

	As at October 31, 2025
($ millions)	Fair value November 1 2024	Gains/(losses) recorded in income (1)	Gains/(losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value October 31 2025	Change in unrealized gains/(losses) recorded in income for instruments still held (2)
Trading assets
Loans	$–	$–	$–	$1	$(179)	$179	$1	$–
Corporate and other debt	4	–	–	–	–	(4)	–	–
Equity securities	21	–	–	7	(19)	3	12	1
	25	–	–	8	(198)	178	13	1

Investment securities
Corporate and other debt	35	(5)	–	–	–	2	32	(5)
Equity securities	1,866	148	69	197	(228)	(6)	2,046	141
	1,901	143	69	197	(228)	(4)	2,078	136

Derivative financial instruments – assets
Interest rate contracts	–	2	–	4	(3)	–	3	2	(4)
Foreign exchange and gold contracts	–	–	–	2	–	(1)	1	–
Equity contracts	44	97	–	17	–	3	161	97	(3)
Credit contracts	2	(1)	–	3	–	–	4	(1)
Commodity contracts	7	9	–	–	–	–	16	9

Derivative financial instruments – liabilities
Interest rate contracts	(13)	(10)	–	(5)	22	(2)	(8)	(10	) (4)
Equity contracts	(19)	(15)	–	(26)	–	17	(43)	(15	) (3)
Credit contracts	(1)	1	–	(2)	–	–	(2)	1
Commodity contracts	(10)	(2)	–	–	–	–	(12)	(2)
	10	81	–	(7)	19	17	120	81
Obligations related to securities sold short	(2)	–	–	–	–	2	–	–
Total	$1,934	$224	$69	$198	$(407)	$193	$2,211	$218

(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.
(2)	These amounts represent the unrealized gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
(3)
Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market
changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

(4)
Certain unrealized gains and losses on interest rate derivative contracts are largely offset by mark-to-market changes on embedded derivatives on certain deposit liabilities in the Consolidated Statement of Income.

The following table summarizes the changes in Level 3 instruments carried at fair value for the year ended October 31, 2024.

	As at October 31, 2024
($ millions)	Fair value November 1 2023	Gains/(losses) recorded in income (1)	Gains/(losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value October 31 2024
Trading assets	20	(1)	–	44	(22)	(16)	25
Investment securities	1,749	100	(25)	251	(207)	33	1,901
Derivative financial instruments	15	(11)	–	9	(9)	6	10
Obligations related to securities sold short	–	–	–	–	–	(2)	(2)

(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.

Summary of Significant Unobservable Inputs Used in Measuring Financial Instruments Categorized as Level 3
The table below sets out information about significant unobservable inputs used in measuring financial instruments categorized as Level 3 in the fair value hierarchy.

	Valuation technique	Significant unobservable inputs	Range of estimates for unobservable inputs (1)	Changes in fair value from reasonably possible alternatives ($ millions)

Investment securities		General Partner valuations

Private equity securities (2)	Market comparable	per net asset value	n/a	(84)/84

Derivative financial instruments

Interest rate contracts	Option pricing	Interest rate
	model	volatility	59% - 220%	(1)/1

Equity contracts	Option pricing	Equity volatility	5% - 397%
	model	Equity correlation	(114%) - 114%	(45)/45
Commodity contracts	Discounted cash flow	Forward curves	9% - 15%	(5)/5

(1)	The range of estimates represents the actual lowest and highest level inputs used to fair value financial instruments within each financial statement category.
(2)
The valuation of private equity securities utilizes net asset values as reported by fund managers. Net asset values are not considered observable as the Bank cannot redeem these instruments at such values. The range for net asset values per unit or price per share has not been disclosed for these instruments since the valuations are not model-based.